6. INCOME TAXES (Tables) (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
Components of deferred tax assets, net
The components of the net deferred tax asset as of December 31, 2012 are as follows:
Effect of net operating loss carry forward	$10,484,000
Less evaluation allowance	(10,484,000)
Net deferred tax asset	$-

Components of income tax expense (benefit)
	Year ended
	December 31,	December 31,
	2012	2011
Net loss per financial statements which approximates
net loss per income tax returns	$(888,022)	$(1,761,019)
Income tax expense (benefit) applying prevailing
Federal and state income tax rates	(372,969)	(739,628)
Less valuation allowance	372,969	739,628

Net income tax expense (benefit)	$-	$-